Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Total for CEO	CEO Compensation Actually Paid(1)	Average Summary Compensation Total for other NEOs(2)	Average Compensation Actually Paid to other NEOs(2)(3)	Value of initial fixed $100 investment based on:		Net (loss) income (in millions)	Adjusted EBITDA (in millions)
					TSR	Peer group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$14,664,623	$2,930,298	$2,801,945	$1,190,243	$48.73	$71.57	$(227)	$275

2024	$14,566,117	$4,658,341	$2,885,350	$1,444,019	$82.09	$87.30	$(127)	$414

2023	$17,631,827	$5,700,841	$3,247,212	$1,596,394	$109.41	$106.96	$153	$472

2022	$15,030,729	$9,694,726	$3,512,712	$2,607,079	$115.30	$92.93	$523	$1,155

2021	$15,108,827	$28,417,602	$3,496,575	$5,007,452	$142.29	$112.50	$1,104	$1,246

(1)
The 2025 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2025	$14,664,623	$(10,513,393)	$(158,123)	$(1,286,271)	$223,462	$2,930,298

2024	$14,566,117	$(11,398,545)	$2,920,575	$(1,646,469)	$216,663	$4,658,341

2023	$17,631,827	$(12,268,520)	$3,338,434	$(3,322,662)	$321,762	$5,700,841

2022	$15,030,729	$(9,950,759)	$3,877,209	—	$737,547	$9,694,726

2021	$15,108,827	$(9,042,686)	$21,936,024	—	$415,437	$28,417,602

(a)
Represents a deduction for the amounts reported in the “Stock Awards” column of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2025	$5,106,411	$(3,681,927)	$(65,443)	$(1,712,110)	$194,946	$(158,123)

2024	$6,705,850	$(3,655,358)	$(455,297)	—	$325,380	$2,920,575

2023	$7,836,762	$(1,100,828)	$(1,936,652)	$(2,009,586)	$548,738	$3,338,434

2022	$6,031,897	$(2,480,511)	$(340,531)	—	$666,354	$3,877,209

2021	$12,039,187	$5,432,009	$3,989,028	—	$475,800	$21,936,024

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2025	$2,801,945	$(971,181)	$(278,177)	$(415,586)	$53,242	$1,190,243

2024	$2,885,350	$(1,789,094)	$468,010	$(177,476)	$57,229	$1,444,019

2023	$3,247,212	$(1,848,036)	$414,122	$(271,650)	$54,746	$1,596,394

2022	$3,512,712	$(1,724,310)	$732,342	—	$86,335	$2,607,079

2021	$3,496,575	$(1,565,417)	$3,453,398	$(427,847)	$50,743	$5,007,452

(a)
Represents a deduction for the amounts reported in the “Stock Awards” column of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2025	$471,618	$(528,293)	$(17,502)	$(231,905)	$27,905	$(278,177)

2024	$1,052,539	$(553,872)	$(85,842)	—	$55,185	$468,010

2023	$1,180,469	$(193,974)	$(309,436)	$(348,232)	$85,295	$414,122

2022	$1,045,233	$(401,727)	$(34,856)	—	$123,692	$732,342

2021	$2,100,801	$805,720	$489,357	—	$57,520	$3,453,398

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company did not have a prior service cost base for the applicable periods.

(3)
The other NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:

a.
2025—Messrs. Lister, Hankins, Rogers and Wright

b.
2024—Messrs. Lister, Hankins, David M. Stryker and Rogers

c.
2023—Messrs. Lister, Hankins, Stryker and Rogers

d.
2022—Messrs. Lister, Hankins, Stryker and Rogers

e.
2021—Messrs. Lister, Hankins, Stryker, Rogers and Sean Douglas

(4)
The 2025 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Olin Corporation, The Chemours Company and Westlake Chemical Corp. For information on how we use the 2025 Performance Peers, see “Compensation Discussion and Analysis-2025 Executive Compensation Decisions-Long-Term Equity Compensation”.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) Peter Huntsman, Jr. is Vice President of West Region for our Performance Products division. He is the son of Peter R. Huntsman, our CEO.
Peer Group Issuers, Footnote
(4)
The 2025 Performance Peers consist of the following companies: Ashland Global Holdings Inc., BASF Corp, Celanese Corporation, Clariant AG, Dow Inc., Eastman Chemical Company, Evonik, H.B. Fuller Company, Lanxess AG, Olin Corporation, The Chemours Company and Westlake Chemical Corp. For information on how we use the 2025 Performance Peers, see “Compensation Discussion and Analysis-2025 Executive Compensation Decisions-Long-Term Equity Compensation”.

PEO Total Compensation Amount	$ 14,664,623	$ 14,566,117	$ 17,631,827	$ 15,030,729	$ 15,108,827
PEO Actually Paid Compensation Amount	$ 2,930,298	4,658,341	5,700,841	9,694,726	28,417,602
Adjustment To PEO Compensation, Footnote
(1)
The 2025 Summary Compensation Table (“SCT”) totals reported for the CEO for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid (“CAP”):

CEO Year	Summary Compensation Total for CEO	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	CEO Compensation Actually Paid
2025	$14,664,623	$(10,513,393)	$(158,123)	$(1,286,271)	$223,462	$2,930,298

2024	$14,566,117	$(11,398,545)	$2,920,575	$(1,646,469)	$216,663	$4,658,341

2023	$17,631,827	$(12,268,520)	$3,338,434	$(3,322,662)	$321,762	$5,700,841

2022	$15,030,729	$(9,950,759)	$3,877,209	—	$737,547	$9,694,726

2021	$15,108,827	$(9,042,686)	$21,936,024	—	$415,437	$28,417,602

(a)
Represents a deduction for the amounts reported in the “Stock Awards” column of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2025	$5,106,411	$(3,681,927)	$(65,443)	$(1,712,110)	$194,946	$(158,123)

2024	$6,705,850	$(3,655,358)	$(455,297)	—	$325,380	$2,920,575

2023	$7,836,762	$(1,100,828)	$(1,936,652)	$(2,009,586)	$548,738	$3,338,434

2022	$6,031,897	$(2,480,511)	$(340,531)	—	$666,354	$3,877,209

2021	$12,039,187	$5,432,009	$3,989,028	—	$475,800	$21,936,024

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company’s did not have a prior service cost base for the applicable periods.

Non-PEO NEO Average Total Compensation Amount	$ 2,801,945	2,885,350	3,247,212	3,512,712	3,496,575
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,190,243	1,444,019	1,596,394	2,607,079	5,007,452
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The SCT average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

Other NEOs Year	Summary Compensation Total for other NEOs	Reported Grant Date Fair Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Other NEOs Compensation Actually Paid
2025	$2,801,945	$(971,181)	$(278,177)	$(415,586)	$53,242	$1,190,243

2024	$2,885,350	$(1,789,094)	$468,010	$(177,476)	$57,229	$1,444,019

2023	$3,247,212	$(1,848,036)	$414,122	$(271,650)	$54,746	$1,596,394

2022	$3,512,712	$(1,724,310)	$732,342	—	$86,335	$2,607,079

2021	$3,496,575	$(1,565,417)	$3,453,398	$(427,847)	$50,743	$5,007,452

(a)
Represents a deduction for the amounts reported in the “Stock Awards” column of the SCT.

(b)
Represents the increases or deductions as applicable for the inclusion of Item 402(v) adjusted equity award values as follows:

Equity Type	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Equity Awards Unvested at Year End	Change in Value of Prior Awards Vested Current Year	Prior Year Fair Value of Awards Forfeited in Current Year	Dividend Adjustments	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
2025	$471,618	$(528,293)	$(17,502)	$(231,905)	$27,905	$(278,177)

2024	$1,052,539	$(553,872)	$(85,842)	—	$55,185	$468,010

2023	$1,180,469	$(193,974)	$(309,436)	$(348,232)	$85,295	$414,122

2022	$1,045,233	$(401,727)	$(34,856)	—	$123,692	$732,342

2021	$2,100,801	$805,720	$489,357	—	$57,520	$3,453,398

(c)
Represents a deduction for the amounts reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT.

(d)
Represents the increase for actuarially determined service cost for services rendered in the applicable year. Prior service cost is not included as the Company did not have a prior service cost base for the applicable periods.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR.   As shown in the chart below, the CEO and other NEOs’ CAP values are aligned with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2025 Performance Peer’s TSR.

Compensation Actually Paid vs. Net Income
CAP versus Net Income.   As shown in the chart below, the Company’s net income decreased in 2025 and the CEO and other NEOs’ CAP values decreased as well. This is due in large part to the significant emphasis the Company places on long-term equity incentive awards, which are sensitive to changes in stock price. These measures do not align as closely as TSR because the Company does not use net income to determine compensation levels or annual cash performance award payouts.

Compensation Actually Paid vs. Company Selected Measure
CAP versus adjusted EBITDA.   The chart below compares the CEO and other NEOs’ CAP values to our adjusted EBITDA, which indicates there is a very strong relationship between adjusted EBITDA and CAP.
Historically, adjusted EBITDA determined the largest portion of our annual cash performance awards. Because the Company used adjusted EBITDA margin in 2022, this portion of the annual cash performance award was not earned, thus showing a lower correlation in 2022. Beginning in 2023, the Company again used adjusted EBITDA, thus increasing the correlation.

Total Shareholder Return Vs Peer Group
CAP versus TSR.   As shown in the chart below, the CEO and other NEOs’ CAP values are aligned with the Company’s TSR. This is due primarily to the Company’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The chart also compares the Company’s cumulative TSR and the 2025 Performance Peer’s TSR.

Tabular List, Table
PERFORMANCE MEASURES

The following tabular list provides information on the most important financial performance measures used by the registrant to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance:
Performance Measure
Relative TSR
Adjusted EBITDA
Free cash flow
Strategic and Operational Metrics
EH&S compliance

Total Shareholder Return Amount	$ 48.73	82.09	109.41	115.3	142.29
Peer Group Total Shareholder Return Amount	$ 71.57	$ 87.3	$ 106.96	$ 92.93	$ 112.5
Company Selected Measure Amount	275,000,000	414,000,000	472,000,000	1,155,000,000	1,246,000,000
PEO Name	Peter R. Huntsman
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (227,000,000)	$ (127,000,000)	$ 153,000,000	$ 523,000,000	$ 1,104,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic and Operational Metrics
Measure:: 5
Pay vs Performance Disclosure
Name	EH&S compliance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,286,271)	(1,646,469)	(3,322,662)	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,462	216,663	321,762	737,547	415,437
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,513,393)	(11,398,545)	(12,268,520)	(9,950,759)	(9,042,686)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,123)	2,920,575	3,338,434	3,877,209	21,936,024
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,106,411	6,705,850	7,836,762	6,031,897	12,039,187
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,681,927)	(3,655,358)	(1,100,828)	(2,480,511)	(5,432,009)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,443)	(455,297)	(1,936,652)	(340,531)	3,989,028
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,946	325,380	548,738	666,354	475,800
PEO | Prior Year Fair Value Of Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,712,110)	0	(2,009,586)	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(415,586)	(177,476)	(271,650)	0	(427,847)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,242	57,229	54,746	86,335	50,743
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(971,181)	(1,789,094)	(1,848,036)	(1,724,310)	(1,565,417)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,177)	468,010	414,122	732,342	3,453,398
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,618	1,052,539	1,180,469	1,045,233	2,100,801
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(528,293)	(553,872)	(193,974)	(401,727)	(805,720)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,502)	(85,842)	(309,436)	(34,856)	489,357
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,905	55,185	85,295	123,692	57,520
Non-PEO NEO | Prior Year Fair Value Of Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (231,905)	$ 0	$ (348,232)	$ 0	$ 0